Note 20 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2016	2015	2014
France	4,936	(543)	2,029
EDAP Inc, U.S.A.	(850)	(380)	(1,811)
Other countries	358	16	(614)
Total	4,444	(907)	(396)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2016	2015	2014
Current income tax expense:
France	(323)	(712)	(124)
Other countries	(249)	(55)	(10)
Sub-total current income tax expense	(572)	(767)	(133)
Deferred income tax (expense) benefit:
France	(2)	(4)	(4)
Other countries	(30)	11	22
Sub-total deferred income tax (expense) benefit	(32)	7	18
Total	(602)	(759)	(116)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2016	2015
Net operating loss carry forwards	18,392	18,295
Elimination of intercompany profit in inventory	394	172
Elimination of intercompany profit in fixed assets	250	199
Provisions for retirement indemnities	275	262
Other items	153	335
Total deferred tax assets	19,465	19,263
Capital leases treated as operating leases for tax	(3)	-
Other items		(4)
Total deferred tax liabilities	(3)	(4)
Net deferred tax assets	19,462	19,259
Valuation allowance for deferred tax assets	(19,450)	(19,212)
Deferred tax assets (liabilities), net of allowance	12	47

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2016	2015	2014
French statutory rate	33.3%	33.3%	33.3%
Income of foreign subsidiaries taxed at different tax rates	(2.4%)	3.9%	23.5%
Effect of net operating loss carry-forwards and valuation allowances	(2.6%)	52.4%	(81.3%)
Non-taxable debt fair value variation	(27.2%)	(83.9%)	113.2%
Non-deductible entertainment expenses	(4.9%)	40.7%	42.3%
Effect of cancellation of intra-group positions	-	(78.3%)	(44.2%)
French business tax included in income tax (CVAE)	3.4%	(16.0%)	(31.2%)
Other	13.9%	(35.8%)	(84.8%)
Effective tax rate	13.5%	(83.7%)	(29.2%)